 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: September 30,
Date of reporting period: March 31, 2006

The sole purpose of this amendment to the Form N-CSRS that was submitted on June 8, 2006, accession number 0000930413-06-004434, is to include Series and Class Identifiers for Legg Mason Partners Small Cap Value Fund only.

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Investment Funds, Inc. Legg Mason Partners Small Cap Value Fund

S E M I - A N N U A L R E P O R T

MARCH 31, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Investment Funds, Inc. Legg Mason Partners Small Cap Value Fund

S e m i - A n n u a l R e p o r t • M a r c h 3 1 , 2 0 0 6

What’s Inside	Letter from the Chairman	I

	Fund at a Glance	1

	Fund Expenses	2

	Schedule of Investments	4

	Statement of Assets and Liabilities	10

	Statement of Operations	11

	Statements of Changes in Net Assets	12

Fund Objective The Fund seeks long-term capi- tal growth. Under normal condi- tions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in com- mon stock and other equity securities of small-cap U.S. companies.	Financial Highlights	13

	Notes to Financial Statements	17

	Board Approval of Management Agreement	25

	Additional Shareholder Information	28

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7% . This marked the first quarter that GDP growth didn’t surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with a preliminary estimate of 4.8% GDP growth. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the changing of the guard from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has raised rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% —its highest level since April 2001. After the end of the Fund’s reporting period, at its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%.

     For the six-month period ended March 31, 2006, the U.S. stock market overall generated solid results, with the S&P 500 Indexiv returning 6.38%. There was no shortage of challenges facing investors during the reporting period, including high oil prices, steadily rising interest rates, the aftermath of the devastating hurricane season and geopolitical issues. However, to a large extent, investors remained focused on the positive economic environment and strong corporate profits. As a case in point, the S&P 500 Index rose 4.21% during the first three months of 2006, its best first quarter since 2002.

     Looking at the market more closely, small-cap stocks generally outperformed their mid- and large-cap counterparts, with the Russell 2000[v], Russell Midcapvi and Russell 1000vii

Legg Mason Partners Small Cap Value Fund      I

Indexes returning 15.23%, 10.14%, and 6.71%, respectively. From an investment style perspective, value stocks slightly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 7.89% and 7.05%, respectively, over the reporting period.

Performance Review

For the six months ended March 31, 2006, Class A shares of the Legg Mason Partners Small Cap Value Fund, excluding sales charges, returned 10.38% . These shares underper-formed the Fund’s unmanaged benchmark, the Russell 2000 Value Index[x], which returned 14.26% for the same period. The Lipper Small Cap Value Funds Category Average[1] increased 11.68% over the same time frame.

Performance Snapshot as of March 31, 2006 (excluding sales charges) (unaudited)

6 Months

Small Cap Value Fund—Class A Shares	10.38%

Russell 2000 Value Index	14.26%

Lipper Small Cap Value Funds Category Average	11.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Performance figures reflect reimbursements and/or fee waivers, without which performance would have been lower.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 9.99%, Class C shares returned 9.92% and Class Y shares returned 10.62% over the six months ended March 31, 2006.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 261 funds in the Fund’s Lipper category, and excluding sales charges.

II      Legg Mason Partners Small Cap Value Fund

shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Prior to April 7, 2006, the Fund operated under the name Smith Barney Small Cap Value Fund. The Fund’s portfolio managers, investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and the Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
May 10, 2006

Legg Mason Partners Small Cap Value Fund      III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stocks of small-cap companies may involve a higher degree of risk and volatility than stocks of large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

x	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

IV      Legg Mason Partners Small Cap Value Fund

Fund at a Glance (unaudited)

Investment Breakdown

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	10.38%	$1,000.00	$1,103.80	1.13%	$5.93

Class B	9.99	1,000.00	1,099.90	1.88	9.84

Class C	9.92	1,000.00	1,099.20	1.98	10.36

Class Y	10.62	1,000.00	1,106.20	0.77	4.04

(1)	For the six months ended March 31, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,019.30	1.13%	$ 5.69

Class B	5.00	1,000.00	1,015.56	1.88	9.45

Class C	5.00	1,000.00	1,015.06	1.98	9.95

Class Y	5.00	1,000.00	1,021.09	0.77	3.88

(1)	For the six months ended March 31, 2006.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      3

Schedule of Investments (March 31, 2006) (unaudited)

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Shares	Security	Value

COMMON STOCKS — 91.4%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 2.8%
525,762	Cooper Tire & Rubber Co.	$7,539,427
288,274	Lear Corp.	5,111,098
407,947	Sauer-Danfoss Inc.	9,362,384

	Total Auto Components	22,012,909

Diversified Consumer Services — 0.9%
169,898	Steiner Leisure Ltd.*	6,880,869

Hotels, Restaurants & Leisure — 1.0%
436,630	O’Charleys Inc.*	8,060,190

Household Durables — 1.3%
226,613	Furniture Brands International Inc.	5,554,285
118,353	Snap-on Inc.	4,511,616

	Total Household Durables	10,065,901

Leisure Equipment & Products — 1.3%
279,121	K2 Inc.*	3,502,969
667,029	Leapfrog Enterprises Inc.*	7,083,848

	Total Leisure Equipment & Products	10,586,817

Multiline Retail — 0.6%
196,584	Dillard’s Inc., Class A Shares	5,119,047

Specialty Retail — 2.3%
118,631	Buckle Inc.	4,857,939
421,044	Cato Corp., Class A Shares	10,046,110
118,816	DEB Shops Inc.	3,528,835

	Total Specialty Retail	18,432,884

Textiles, Apparel & Luxury Goods — 0.9%
215,777	Timberland Co., Class A Shares*	7,386,047

	TOTAL CONSUMER DISCRETIONARY	88,544,664

CONSUMER STAPLES — 1.6%
Food Products — 1.6%
928,995	Del Monte Foods Co.	11,017,881
67,300	Pilgrim’s Pride Corp.	1,458,391

	TOTAL CONSUMER STAPLES	12,476,272

ENERGY — 4.5%
Energy Equipment & Services — 1.8%
189,995	National-Oilwell Varco Inc.*	12,182,480
81,773	Superior Well Services Inc.*	2,377,141

	Total Energy Equipment & Services	14,559,621

See Notes to Financial Statements.

4      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Schedule of Investments (March 31, 2006) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 2.7%
325,426	Denbury Resources Inc.*	$10,306,241
148,000	Western Refining Inc.	3,199,760
185,558	XTO Energy Inc.	8,084,762

	Total Oil, Gas & Consumable Fuels	21,590,763

	TOTAL ENERGY	36,150,384

EXCHANGE-TRADED FUNDS — 6.1%
96,692	iShares Nasdaq Biotechnology Index Fund*	7,965,487
543,981	iShares Russell 2000 Value Index Fund	40,657,140

	TOTAL EXCHANGE-TRADED FUNDS	48,622,627

FINANCIALS — 22.8%
Capital Markets — 0.5%
86,600	Investors Financial Services Corp.	4,058,942

Commercial Banks — 9.8%
180,905	AMCORE Financial Inc.	5,720,216
172,452	BancTrust Financial Group Inc.	3,819,812
48,300	Cascade Financial Corp.	917,700
259,978	Central Pacific Financial Corp.	9,546,392
122,428	Cullen/Frost Bankers Inc.	6,580,505
244,486	First Charter Corp.	6,038,804
590,371	First Security Group Inc.	6,523,600
253,376	First State Bancorp	6,729,667
47,809	IBERIABANK Corp.	2,704,555
269,027	Midwest Banc Holdings Inc.	6,978,560
40,819	Tompkins Trustco Inc.	1,965,435
652,800	UCBH Holdings Inc.	12,350,976
295,295	Umpqua Holdings Corp.	8,415,907

	Total Commercial Banks	78,292,129

Diversified Financial Services — 0.7%
171,696	Financial Federal Corp.	5,030,693
13,300	Thomas Weisel Partners Group Inc.*	291,270

	Total Diversified Financial Services	5,321,963

Insurance — 3.4%
293,661	CNA Surety Corp.*	4,912,948
324,700	EMC Insurance Group Inc.	9,049,389
203,605	Midland Co.	7,122,103
110,389	RLI Corp.	6,325,290

	Total Insurance	27,409,730

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      5

Schedule of Investments (March 31, 2006) (unaudited) (continued)

Shares	Security	Value

Real Estate — 5.1%
119,743	American Land Lease, Inc.	$3,274,971
200,867	Cousins Properties Inc.	6,714,984
83,996	Duke Realty Corp.	3,187,648
183,550	Equity One Inc.	4,507,988
267,823	Host Marriott Corp.	5,731,412
163,824	LaSalle Hotel Properties	6,716,784
74,642	Liberty Property Trust	3,520,117
103,536	Pan Pacific Retail Properties Inc.	7,340,703

	Total Real Estate	40,994,607

Thrifts & Mortgage Finance — 3.3%
27,174	City Bank	1,264,678
223,680	PMI Group Inc.	10,271,386
208,616	Triad Guaranty Inc.*	9,784,090
94,553	Webster Financial Corp.	4,582,038

	Total Thrifts & Mortgage Finance	25,902,192

	TOTAL FINANCIALS	181,979,563

HEALTH CARE — 4.9%
Health Care Equipment & Supplies — 0.8%
290,883	National Dentex Corp.*	6,757,212

Health Care Providers & Services — 3.3%
222,075	AMERIGROUP Corp.*	4,672,458
219,667	Apria Healthcare Group Inc.*	5,047,948
385,621	Cross Country Healthcare Inc.*	7,465,622
257,914	Dendrite International Inc.*	3,520,526
292,920	RehabCare Group Inc.*	5,521,542

	Total Health Care Providers & Services	26,228,096

Pharmaceuticals — 0.8%
503,419	Bentley Pharmaceuticals Inc.*	6,619,960

	TOTAL HEALTH CARE	39,605,268

INDUSTRIALS — 26.3%
Aerospace & Defense — 3.3%
129,096	DRS Technologies Inc.	7,083,498
237,448	HEICO Corp., Class A Shares	6,465,709
382,362	Mercury Computer Systems Inc.*	6,194,264
426,924	Orbital Sciences Corp.*	6,753,938

	Total Aerospace & Defense	26,497,409

Airlines — 0.9%
219,100	AirTran Holdings, Inc.*	3,967,901
112,200	SkyWest Inc.	3,284,094

	Total Airlines	7,251,995

Building Products — 0.5%
341,076	Patrick Industries Inc.*	4,048,572

See Notes to Financial Statements.

6      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Schedule of Investments (March 31, 2006) (unaudited) (continued)

Shares	Security	Value

Commercial Services & Supplies — 6.2%
485,916	IKON Office Solutions Inc.	$6,924,303
124,095	John H. Harland Co.	4,876,933
65,474	Korn/Ferry International*	1,335,015
347,096	Labor Ready Inc.*	8,312,949
228,384	Portfolio Recovery Associates Inc.*	10,695,223
160,291	United Stationers Inc.*	8,511,452
262,545	Watson Wyatt & Co. Holdings	8,553,716

	Total Commercial Services & Supplies	49,209,591

Construction & Engineering — 1.3%
206,146	EMCOR Group Inc.*	10,237,210

Electrical Equipment — 1.0%
172,648	Roper Industries Inc.	8,395,872

Machinery — 11.2%
211,566	Albany International Corp., Class A Shares	8,058,549
260,600	Crane Co.	10,687,206
111,130	Harsco Corp.	9,181,561
210,454	IDEX Corp.	10,979,385
240,689	Kaydon Corp.	9,714,208
126,688	Kennametal Inc.	7,745,704
160,675	Mueller Industries Inc.	5,734,491
256,776	Pentair Inc.	10,463,622
272,546	Timken Co.	8,795,059
246,338	Wabtec Corp.	8,030,619

	Total Machinery	89,390,404

Marine — 1.0%
115,205	Kirby Corp.*	7,846,613

Road & Rail — 0.9%
186,143	Arkansas Best Corp.	7,281,914

	TOTAL INDUSTRIALS	210,159,580

INFORMATION TECHNOLOGY — 9.5%
Communications Equipment — 1.1%
62,881	Bel Fuse Inc., Class B Shares	2,202,721
147,432	Black Box Corp.	7,084,108

	Total Communications Equipment	9,286,829

Computers & Peripherals — 0.3%
99,647	Rimage Corp.*	2,250,029

Electronic Equipment & Instruments — 2.4%
93,164	Tech Data Corp.*	3,438,683
282,399	Tektronix Inc.	10,084,468
340,243	Woodhead Industries Inc.	5,648,034

	Total Electronic Equipment & Instruments	19,171,185

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      7

Schedule of Investments (March 31, 2006) (unaudited) (continued)

Shares	Security	Value

IT Services — 1.8%
316,361	MedQuist Inc.*	$4,286,691
243,282	Pegasus Solutions Inc.*	2,289,284
509,937	Perot Systems Corp., Class A Shares*	7,934,620

	Total IT Services	14,510,595

Semiconductors & Semiconductor Equipment — 2.1%
406,273	ATI Technologies Inc.*	6,979,770
123,632	Cabot Microelectronics Corp.*	4,586,747
346,540	Exar Corp.*	4,948,592

	Total Semiconductors & Semiconductor Equipment	16,515,109

Software — 1.8%
273,102	EPIQ Systems Inc.*	5,188,938
113,582	McAfee Inc.*	2,763,450
575,873	NetIQ Corp.*	6,420,984

	Total Software	14,373,372

	TOTAL INFORMATION TECHNOLOGY	76,107,119

MATERIALS — 3.5%
Chemicals — 1.5%
154,900	Georgia Gulf Corp.	4,025,851
137,584	Lyondell Chemical Co.	2,737,922
236,614	Olin Corp.	5,080,102

	Total Chemicals	11,843,875

Containers & Packaging — 0.9%
129,281	AptarGroup Inc.	7,142,775

Metals & Mining — 1.1%
305,052	Gibraltar Industries Inc.	8,986,832

	TOTAL MATERIALS	27,973,482

UTILITIES — 1.1%
Electric Utilities — 0.2%
46,397	MGE Energy Inc.	1,539,453

Gas Utilities — 0.9%
79,736	New Jersey Resources Corp.	3,608,054
99,184	Northwest Natural Gas Co.	3,520,040

	Total Gas Utilities	7,128,094

	TOTAL UTILITIES	8,667,547

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $501,019,398)	730,286,506

See Notes to Financial Statements.

8      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Schedule of Investments (March 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 8.6%
Repurchase Agreement — 8.6%
$68,532,000	Interest in $502,414,000 joint tri-party repurchase agreement
	dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06;
	Proceeds at maturity — $68,559,413; (Fully collateralized by various U.S.
	government agency obligations, 3.291% to 6.492% due 7/1/17 to 3/1/36;
	Market value — $69,902,939)
	(Cost — $68,532,000)	$68,532,000

	TOTAL INVESTMENTS — 100.0% (Cost — $569,551,398#)	798,818,506
	Other Assets in Excess of Liabilities — 0.0%	265,504

	TOTAL NET ASSETS — 100.0%	$799,084,010

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      9

Statement of Assets and Liabilities (March 31, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $569,551,398)	$798,818,506
Cash	72
Receivable for Fund shares sold	1,937,988
Dividends and interest receivable	559,502
Prepaid expenses	40,913

Total Assets	801,356,981

LIABILITIES:
Payable for Fund shares repurchased	986,350
Investment management fee payable	494,786
Payable for securities purchased	280,328
Distribution fees payable	165,130
Distributions payable	2,760
Directors’ fees payable	2,149
Accrued expenses	341,468

Total Liabilities	2,272,971

Total Net Assets	799,084,010

NET ASSETS:
Par value (Note 6)	32,556
Paid-in capital in excess of par value	550,786,072
Accumulated net investment loss	(232,061)
Accumulated net realized gain on investments	19,230,335
Net unrealized appreciation on investments	229,267,108

Total Net Assets	799,084,010

Shares Outstanding:
Class A	10,990,010

Class B	6,222,004

Class C	7,908,340

Class Y	7,436,050

Net Asset Value:
Class A (and redemption price)	$24.84

Class B*	$24.08

Class C*	$24.03

Class Y (and redemption price)	$25.05

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$26.15

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended March 31, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$4,033,475
Interest	1,018,398

Total Investment Income	5,051,873

EXPENSES:
Investment management fee (Note 2)	2,828,233
Distribution fees (Notes 2 and 4)	1,963,659
Transfer agent fees (Notes 2 and 4)	361,120
Shareholder reports (Note 4)	42,896
Registration fees	34,172
Custody fees	19,108
Legal fees	18,507
Audit and tax	14,891
Insurance	9,504
Directors’ fees	5,025
Miscellaneous expenses	3,189

Total Expenses	5,300,304
Less: Fee waivers and/or expense reimbursements (Note 2)	(16,370)

Net Expenses	5,283,934

Net Investment Loss	(232,061)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investments	38,730,472

Change in Net Unrealized Appreciation/Depreciation From Investments	33,754,086

Net Gain on Investments	72,484,558

Increase in Net Assets From Operations	$72,252,497

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      11

Statements of Changes in Net Assets

For the six months ended March 31, 2006 (unaudited)
and the year ended September 30, 2005
	2006	2005

OPERATIONS:
Net investment income (loss)	$(232,061)	$2,090,136
Net realized gain	38,730,472	29,207,465
Change in net unrealized appreciation/depreciation	33,754,086	77,361,878

Increase in Net Assets From Operations	72,252,497	108,659,479

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(2,400,458)
Net realized gains	(47,863,183)	(20,577,703)

Decrease in Net Assets From Distributions to Shareholders	(47,863,183)	(22,978,161)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	75,555,666	252,523,814
Reinvestment of distributions	41,296,120	19,913,134
Cost of shares repurchased	(127,064,415)	(124,419,574)

Increase (Decrease) in Net Assets From Fund Share Transactions	(10,212,629)	148,017,374

Increase in Net Assets	14,176,685	233,698,692
NET ASSETS:
Beginning of period	784,907,325	551,208,633

End of period*	$799,084,010	$784,907,325

* Includes accumulated net investment loss of:	$(232,061)	—

See Notes to Financial Statements.

12      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares(1)	2006	(2)	2005	2004	2003	2002	2001

Net Asset Value,
Beginning of Period	$24.02		$21.19	$18.24	$14.45	$14.19	$14.85

Income From Operations:
Net investment income	0.02		0.13	0.00 (3)	0.06	0.09	0.20
Net realized and unrealized gain	2.36		3.50	4.01	3.94	0.64	0.27

Total Income From Operations	2.38		3.63	4.01	4.00	0.73	0.47

Less Distributions From:
Net investment income	—		(0.12)	—	—	(0.14)	(0.18)
Net realized gains	(1.56)		(0.68)	(1.06)	(0.21)	(0.33)	(0.95)

Total Distributions	(1.56)		(0.80)	(1.06)	(0.21)	(0.47)	(1.13)

Net Asset Value, End of Period	$24.84		$24.02	$21.19	$18.24	$14.45	$14.19

Total Return(4)	10.38%		17.37%	22.35%	27.98%	4.88%	3.26%

Net Assets, End of Period (000s)	$273,003		$291,923	$205,357	$101,798	$72,196	$52,670

Ratios to Average Net Assets:
Gross expenses	1.13	%(5)	1.18%	1.16%	1.19%	1.18%	1.20%
Net expenses	1.13	(5)(6)	1.18	1.14 (6)	1.19	1.18	1.20
Net investment income	0.20	(5)	0.58	0.02	0.36	0.58	1.33

Portfolio Turnover Rate	13%		18%	31%	68%	49%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      13

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class B Shares(1)	2006	(2)	2005	2004	2003	2002	2001

Net Asset Value,
Beginning of Period	$23.41		$20.71	$17.99	$14.35	$14.10	$14.76

Income (Loss) From Operations:
Net investment income (loss)	(0.06)		(0.03)	(0.15)	(0.06)	(0.03)	0.08
Net realized and unrealized gain	2.29		3.41	3.93	3.91	0.63	0.28

Total Income From Operations	2.23		3.38	3.78	3.85	0.60	0.36

Less Distributions From:
Net investment income	—		—	—	—	(0.02)	(0.07)
Net realized gains	(1.56)		(0.68)	(1.06)	(0.21)	(0.33)	(0.95)

Total Distributions	(1.56)		(0.68)	(1.06)	(0.21)	(0.35)	(1.02)

Net Asset Value, End of Period	$24.08		$23.41	$20.71	$17.99	$14.35	$14.10

Total Return(3)	9.99%		16.49%	21.35%	27.12%	4.03%	2.52%

Net Assets, End of Period (000s)	$149,798		$151,555	$142,896	$131,657	$112,946	$83,426

Ratios to Average Net Assets:
Gross expenses	1.88	%(4)	1.93%	1.93%	1.95%	1.94%	1.97%
Net expenses	1.88	(4)(5)	1.93	1.91 (5)	1.95	1.94	1.97
Net investment income (loss)	(0.54)	(4)	(0.13)	(0.77)	(0.41)	(0.19)	0.56

Portfolio Turnover Rate	13%		18%	31%	68%	49%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2006 (unaudited).

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

14      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares(1)	2006	(2)	2005	2004	2003	2002	2001

Net Asset Value,
Beginning of Period	$23.38		$20.70	$17.98	$14.35	$14.10	$14.76

Income (Loss) From Operations:
Net investment income (loss)	(0.07)		(0.05)	(0.16)	(0.06)	(0.03)	0.08
Net realized and unrealized gain	2.28		3.41	3.94	3.90	0.63	0.28

Total Income From Operations	2.21		3.36	3.78	3.84	0.60	0.36

Less Distributions From:
Net investment income	—		—	—	—	(0.02)	(0.07)
Net realized gains	(1.56)		(0.68)	(1.06)	(0.21)	(0.33)	(0.95)

Total Distributions	(1.56)		(0.68)	(1.06)	(0.21)	(0.35)	(1.02)

Net Asset Value, End of Period	$24.03		$23.38	$20.70	$17.98	$14.35	$14.10

Total Return(3)	9.92%		16.40%	21.36%	27.05%	4.04%	2.52%

Net Assets, End of Period (000s)	$190,043		$179,762	$142,272	$111,838	$91,275	$69,712

Ratios to Average Net Assets:
Gross expenses	1.99	%(4)	2.01%	1.96%	1.96%	1.94%	1.96%
Net expenses	1.98	(4)(5)	2.01	1.94 (5)	1.96	1.94	1.96
Net investment income (loss)	(0.64)	(4)	(0.23)	(0.80)	(0.41)	(0.19)	0.55

Portfolio Turnover Rate	13%		18%	31%	68%	49%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2006 (unaudited).

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      15

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class Y Shares(1)	2006	(2)	2005	2004	2003	(3)

Net Asset Value,
Beginning of Period	$24.16		$21.29	$18.27	$14.57

Income From Operations:
Net investment income	0.07		0.19	0.07	0.06
Net realized and unrealized gain	2.38		3.55	4.01	3.64

Total Income From Operations	2.45		3.74	4.08	3.70

Less Distributions From:
Net investment income	—		(0.19)	—	—
Net realized gains	(1.56)		(0.68)	(1.06)	—

Total Distributions	(1.56)		(0.87)	(1.06)	—

Net Asset Value, End of Period	$25.05		$24.16	$21.29	$18.27

Total Return(4)	10.62%		17.81%	22.71%	25.39%

Net Assets, End of Period (000s)	$186,240		$161,667	$60,684	$23,757

Ratios to Average Net Assets:
Gross expenses	0.78	%(5)	0.81%	0.86%	0.80	%(5)
Net expenses	0.77	(5)(6)	0.81	0.84 (6)	0.80	(5)
Net investment income	0.58	(5)	0.84	0.32	0.75	(5)

Portfolio Turnover Rate	13%		18%	31%	68%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2006 (unaudited).

(3)	For the period April 14, 2003 (inception date) to September 30, 2003.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

16      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Small Cap Value Fund was renamed Legg Mason Partners Small Cap Value Fund (the “Fund”), a separate diversified series of Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

     (d) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)

character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

     (e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (f ) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

     (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, Accumulated Realized Gain and Cost of Investments have each been reduced by $385,825 as a result of return of capital distributions paid by REITs. These adjustments have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (“SBFM” or the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate.

     The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

     Prior to the Legg Mason transaction, the Fund paid the Manager a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets.

     Under the new investment management agreement, the Fund continues to pay the Manager a management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

     During the six months ended March 31, 2006, the Manager waived and/or reimbursed a portion of its management fee amounting to $16,370.

     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400

18      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the six months ended March 31, 2006, the Fund paid transfer agent fees of $237,303 to CTB. In addition, for the six months ended March 31, 2006, the Fund paid $17,872 to other Citigroup affiliates for shareholder recordkeeping services.

     The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the six months ended March 31, 2006, LMIS, CGM and its affiliates received sales charges of approximately $21,000 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2006, CDSCs paid to LMIS, CGM and its affiliates were approximately:

	Class B	Class C

CDSCs	$29,000	$1,000

     For the six months ended March 31, 2006, CGM and its affiliates received broker commissions of $1,140.

     Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended March 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$ 95,229,184

Sales	171,598,097

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)

     At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$242,080,863
Gross unrealized depreciation	(12,813,755)

Net unrealized appreciation	$229,267,108

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan under which the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2006, class specific expenses were as follows:

			Shareholder
		Transfer	Reports
	Distribution Fees	Agent Fees	Expenses

Class A	$320,945	$126,667	$ 9,888
Class B	736,339	62,336	16,038
Class C	906,375	174,678	16,951
Class Y	—	—	19

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	March 31, 2006	September 30, 2005

Net Investment Income
Class A	—	$1,281,716
Class Y	—	1,118,742

Total	—	$2,400,458

Net Realized Gains
Class A	$15,640,283	$7,049,974
Class B	9,719,642	4,674,470
Class C	11,919,549	4,826,977
Class Y	10,583,709	4,026,282

Total	$47,863,183	$20,577,703

20      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Capital Shares

At March 31, 2006, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	March 31, 2006		September 30, 2005

	Shares	Amount	Shares	Amount

Class A
Shares sold	1,421,259	$33,861,923	3,864,412	$87,218,823
Shares issued on reinvestment	640,163	14,845,376	354,404	8,002,446
Shares repurchased	(3,224,735)	(75,165,092)	(1,756,405)	(39,816,426)

Net Increase (Decrease)	(1,163,313)	$(26,457,793)	2,462,411	$55,404,843

Class B
Shares sold	119,492	$2,761,320	810,582	$17,827,187
Shares issued on reinvestment	403,068	9,081,122	198,142	4,384,892
Shares repurchased	(774,501)	(17,891,635)	(1,434,066)	(31,747,408)

Net Decrease	(251,941)	$(6,049,193)	(425,342)	$(9,535,329)

Class C
Shares sold	712,789	$16,435,554	2,077,024	$45,790,964
Shares issued on reinvestment	510,142	11,473,076	209,369	4,631,234
Shares repurchased	(1,002,825)	(23,167,929)	(1,470,317)	(32,543,537)

Net Increase	220,106	$4,740,701	816,076	$17,878,661

Class Y
Shares sold	944,659	$22,496,869	4,599,389	$101,686,840
Shares issued on reinvestment	252,420	5,896,546	127,852	2,894,562
Shares repurchased	(451,575)	(10,839,759)	(886,499)	(20,312,203)

Net Increase	745,504	$17,553,656	3,840,742	$84,269,199

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)

that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

     The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

22      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of SBFM and its affiliates to continue to render services to the funds under their respective contracts.

*   *   *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Funds’ investment managers believe the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial posi-

Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)

tion or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment management services relating to the Funds.

24      Legg Mason Partners Small Cap Value Fund 2006 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

On June 23, 2005, Citigroup Inc. (“Citigroup”) entered into a definitive agreement (the “Transaction Agreement”) with Legg Mason, Inc. (“Legg Mason”) under which Citigroup agreed to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which included Smith Barney Fund Management LLC (the “Manager”), to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The Transaction closed on December 1, 2005.

     The consummation of the Transaction resulted in the automatic termination of the Fund’s then current management agreement (the “Prior Management Agreement”) in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to the closing of the Transaction, the Fund’s Board approved a new management agreement between the Fund and the Manager (the “New Management Agreement”) and authorized the Fund’s officers to submit the New Management Agreement to shareholders for their approval.

     On July 11, 2005, members of the Board discussed with CAM management and certain Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding CAM’s business and its combination with Legg Mason’s business. The Board members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

     At a meeting held on August 1, 2005, the Fund’s Board, including a majority of the Board members who are not “interested persons” of the Fund or the Manager as defined in the 1940 Act (the “Independent Board Members”), approved continuance of the Prior Management Agreement until the closing of the Transaction and the New Management Agreement to take effect upon such closing. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition, asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement. The Independent Board Members also conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

     In their deliberations concerning the New Management Agreement, among other things, the Board members considered:

      (i) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

      (ii) that, following the Transaction, CAM would be part of an organization focused on the asset management business;

Legg Mason Partners Small Cap Value Fund      25

Board Approval of Management Agreement (unaudited) (continued)

     (iii) that Legg Mason is an experienced and respected asset management firm, and that Legg Mason had advised the Board members that (a) it may wish to combine certain CAM operations with those of certain Legg Mason subsidiaries; (b) it expected that these combination processes would result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board oversight and appropriate notice to shareholders, and that, in other cases, the current portfolio managers or portfolio management teams would remain in place; and (c) in the future, it may recommend that Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

     (iv) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

     (v) that CAM management and Legg Mason advised the Board that following the Transaction, they did not expect any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager, including compliance services;

     (vi) that under the Transaction Agreement, Citigroup and Legg Mason agreed not to take any action not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any “undue burden” on Fund shareholders under applicable provisions of the 1940 Act;

     (vii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers would continue to offer the Fund as an investment product, and the potential benefits to Fund shareholders from this and other third-party distribution access;

     (viii) the potential benefits to Fund shareholders from being part of a combined fund family with Legg Mason-sponsored funds;

     (ix) that Citigroup and Legg Mason would derive benefits from the Transaction and that, as a result, they had a financial interest in the matters that were being considered;

     (x) the potential effects of regulatory restrictions on the Fund if Citigroup-affiliated broker-dealers remained principal underwriters of the Fund after the closing of the Transaction;

     (xi) the fact that the Fund’s total advisory and administrative fees would not increase by virtue of the New Management Agreement, but would remain the same;

     (xii) the terms and conditions of the New Management Agreement, including the differences from the Prior Management Agreement, and the benefits of a single, uniform form of agreement covering these services;

     (xiii) that the Fund would not bear the costs of obtaining shareholder approval of the New Management Agreement;

     (xiv) that the Fund would avail itself of permissions granted under certain licensing arrangements between Citigroup and Legg Mason that would permit the Fund (including any share classes thereof) to maintain its current name, as well as all logos, trademarks and service marks, related to Citigroup or any of its affiliates for some agreed upon time period after the closing of the Transaction; and

     (xv) that, within the past year the Board had performed a full annual review of the Prior Management Agreement as required by the 1940 Act. In that regard, the Board, in its

26      Legg Mason Partners Small Cap Value Fund

Board Approval of Management Agreement (unaudited) (continued)

deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance as it did when it renewed the Prior Management Agreement, and reached substantially the same conclusions.

Legg Mason Partners Small Cap Value Fund      27

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to elect directors of Legg Mason Partners Investment Funds, Inc. The following table provides the number of votes cast for or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

		Authority		Broker Non-
Nominees	Votes For	Withheld	Abstentions	Votes

Paul R. Ades	154,295,546.159	5,699,406.286	1,101,216.604	0.000
Dwight B. Crane	154,269,645.182	5,725,307.263	1,101,216.604	0.000
Frank G. Hubbard	154,276,889.022	5,718,063.423	1,101,216.604	0.000
Jerome H. Miller	154,266,400.237	5,728,552.208	1,101,216.604	0.000
Ken Miller	154,326,232.680	5,668,719.765	1,101,216.604	0.000
R. Jay Gerken	154,204,059.413	5,790,893.032	1,101,216.604	0.000

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement for Legg Mason Partners Small Cap Value Fund. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to this matter at the Special Meeting of Shareholders.

				Broker Non-
Item Voted On	Votes For	Votes Against	Abstentions	Votes

New Management Agreement	20,448,852.000	285,878.000	438,809.000	516,766.000

28      Legg Mason Partners Small Cap Value Fund

Legg Mason Partners Investments Funds, Inc. Legg Mason Partners Small Cap Value Fund

DIRECTORS
Paul R. Ades
Dwight B. Crane
R. Jay Gerken, CFA
     Chairman
Frank G. Hubbard
Jerome H. Miller
Ken Miller

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Peter J. Hable
Vice President and
Investment Officer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Steven Frank
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer	INVESTMENT MANAGER
Smith Barney Fund
     Management LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and
Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

This report is submitted for the
general information of the share-
holders of Legg Mason Partners
Investment Funds, Inc.—Legg
Mason Partners Small Cap Value
Fund but it may also be used as
sales literature when preceded or
accompanied by the current
Prospectus.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s invest-
ment objectives, risks,
charges and expenses care-
fully before investing. The
prospectus contains this and
other important information
about the Fund. Please read
the prospectus carefully
before investing.

www.leggmason.com/
InvestorServices

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

FD01653 5/06                SR06-28

Legg Mason Partners
Investment Funds, Inc.
Legg Mason Partners
Small Cap Value Fund

The Fund is a separate series of the Legg Mason Partners Investment
Funds, Inc., a Maryland corporation.

LEGG MASON PARTNERS SMALL CAP VALUE FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in
Washington D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securi-
ties during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to deter-
mine how to vote proxies related to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, (2) on the
Fund’s website at www.leggmason.com/InvestorServices and (3) on the
SEC’s website at www.sec.gov. Proxy voting reports for the period ending
June 30, 2005 will be continue to be listed under the Fund’s former
Smith Barney Investment Funds, Inc.—Smith Barney Small Cap Value Fund
name.

ITEM 2.	CODE OF ETHICS.
Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT		Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT		Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Funds, Inc.

Date: June 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Funds, Inc.

Date: June 8, 2006

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Investment Funds, Inc.

Date: June 8, 2006